Commitments and Contingencies - 10K (Details) - USD ($)	1 Months Ended
	Sep. 30, 2011	Mar. 31, 2016	Dec. 31, 2015	Jan. 15, 2015	Dec. 31, 2014	May. 31, 2012
Loss Contingencies [Line Items]
Payment to post collateral for surety bond		$ 1,300,000	$ 1,300,000
Collateral		50.00%	50.00%
Surety bond			$ 2,700,000
Liabilities subject to compromise, loss contingency legal fees		$ 3,200,000	3,200,000		$ 3,200,000
Final order and judgment		208,000,000	205,000,000	$ 195,000,000
Loss contingency, accrual		208,303,850	205,400,068		$ 191,046,416
Final order and judgment pre and post-judgment Interest		$ 208,000,000	$ 205,400,000
Final order and judgment including interest				195,000,000
License Agreement litigation | Pending litigation
Loss Contingencies [Line Items]
Percentage of net profits from sales after net profit threshold		50.00%	50.00%
Net profit threshold		$ 40,000,000	$ 40,000,000
Equitable payment stream following first commercial sale, duration	10 years
Percentage of litigation costs awarded	33.00%
Plaintiff attorneys' fee and expenses						$ 2,400,000
Final order and judgment				113,116,985
Final order and judgment including interest				194,649,042
Final order and judgment post-judgment interest				$ 30,663.89
License Agreement litigation | Pending litigation | Surety bond | Other assets
Loss Contingencies [Line Items]
Payment to post collateral for surety bond		1,300,000	1,300,000
Surety bond		$ 2,700,000	$ 2,700,000